Condensed Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,026,094)	$ (433,324)
Adjustments required to reconcile net loss to net cash used in operating activities -
Depreciation	10,448	10,225
Stock based compensation	26,434	47,991
Interest expenses with respect to funding from related party		96,883
Derivative warrant liabilities	(67,227)
Loss from exchange differences on cash and cash equivalents	2,850
Finance expenses	(14,104)	3,358
Changes in operating assets and liabilities:
Trade receivables	(89,622)	165,660
Other current assets	(34,221)	72,489
Deferred initial public offering cost		(72,756)
Inventories	(113,261)	(37,466)
Operating lease right-of use asset	53,863	(24,382)
Trade payables	134,346	51,520
Operating lease liabilities	(53,279)	21,024
Other current liabilities	166,386	(150,406)
Net cash used in operating activities	(2,003,481)	(249,184)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in restricted deposit	(68,603)
Purchase of property and equipment	(64,366)	(677)
Net cash used in investing activities	(132,969)	(677)
CASH FLOWS FROM FINANCING ACTIVITIES:
Receipt of loan from related party		245,000
Net cash from financing activities		245,000
Effect of exchange rate changes on cash, cash equivalents	(2,850)
Net decrease in cash and cash equivalents	(2,139,300)	(4,861)
Cash and cash equivalents at beginning of period	7,428,405	89,806
Cash and cash equivalents at end of period	5,289,105	84,945
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Benefit to the Company by an equity holder with respect to funding transactions		12,167
Right-of-use assets obtained in exchange for operating lease liabilities	545,929
Stock based compensation included as issuance costs		$ 43,540